Equity dividends	12 Months Ended
Dec. 31, 2025
Equity dividends
Equity dividends

13 Equity dividends

ORDINARY DIVIDENDS PAID IN THE YEAR	2023 GBPm	2024 GBPm	2025 GBPm
RELX PLC	1,059	1,121	1,181

Ordinary dividends declared and paid in the year ended 31 December 2025, in amounts per ordinary share, comprise: a final dividend for 2024 of 44.8p (2024: final dividend for 2023 of 41.8p; 2023: final dividend for 2022 of 38.9p) and a 2025 interim dividend for 2025 of 19.5p (2024: 18.2p; 2023: 17.0p), giving a total of 64.3p (2024: 60.0p; 2023: 55.9p).

The Directors of RELX PLC have proposed a final dividend for 2025 of 48.0p per ordinary share (2024: 44.8p; 2023: 41.8p), giving a total for the financial year of 67.5p per ordinary share (2024: 63.0p; 2023: 58.8p). The total cost of funding the proposed final dividend is expected to be £873m, for which no liability has been recognised at the statement of financial position date.

The Employee Benefit Trust has currently waived the right to receive dividends on RELX PLC shares. This waiver has been applied to dividends paid in 2025, 2024 and 2023.